Business and Non-Current Asset Disposals - Summary of Business and Non-Current Asset Disposals (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets (notes 14,15,16)	€ 126	€ 256		€ 673
- cash and cash equivalents	11	3		90
- working capital and provisions (note 20)	29	24		246
- interest-bearing loans and borrowings				(20)
- deferred tax (note 27)	2	(1)		(22)
- retirement benefit obligations				(84)
Net assets disposed	168	282		883
Reclassification of currency translation effects on disposal	9	(44)		39
Total	177	238		922
Proceeds from disposals (net of disposal costs)	233	291		1,015
Profit on step acquisition (note 31)				6
Profit on disposals	56	53	[1]	99	[1]
Net cash inflow arising on disposal
Proceeds from disposals from continuing operations	233	291		1,015
Proceeds from disposals from discontinued operations	3	2		2
Less: cash and cash equivalents disposed	(11)	(3)		(90)
Less: deferred proceeds arising on disposal (note 20)	(3)	(7)		(38)
Total	222	283		889
Business Disposal [Member]
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets (notes 14,15,16)	47	147		570
- cash and cash equivalents	11	3		90
- working capital and provisions (note 20)	29	24		246
- interest-bearing loans and borrowings				(20)
- deferred tax (note 27)	2	(1)		(22)
- retirement benefit obligations				(84)
Net assets disposed	89	173		780
Reclassification of currency translation effects on disposal	9	(44)		39
Total	98	129		819
Proceeds from disposals (net of disposal costs)	99	133		875
Profit on step acquisition (note 31)				6
Profit on disposals	1	4		62
Net cash inflow arising on disposal
Proceeds from disposals from continuing operations	99	133		875
Less: cash and cash equivalents disposed	(11)	(3)		(90)
Less: deferred proceeds arising on disposal (note 20)	(3)	(7)		(38)
Total	85	123		747
Disposal of other non-current assets [Member]
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets (notes 14,15,16)	79	109		103
Net assets disposed	79	109		103
Total	79	109		103
Proceeds from disposals (net of disposal costs)	134	158		140
Profit on disposals	55	49		37
Net cash inflow arising on disposal
Proceeds from disposals from continuing operations	134	158		140
Proceeds from disposals from discontinued operations	3	2		2
Total	€ 137	€ 160		€ 142

[1]	1 Restated to show the results of our Americas Distribution segment in discontinued operations. See note 2 for further details.